ORGANIZATION (Details Narrative) - shares		1 Months Ended
	Jan. 06, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Ordinary shares	1,500,000
Zhongjinke Shenzhen [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest		99.225%
Zhongjinke W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest		0.775%